Putnam
Growth and
Income
Fund II

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Although value stocks have underperformed growth stocks during the past four years, history has shown that value and growth styles alternate in leading the market. While it is impossible to predict when the performance of the two styles might converge, dividend-paying value stocks remain attractive because they tend to be less volatile over long holding periods."

                                 -- Anthony I. Kreisel, fund manager

* "Top value managers tend to suffer minimal losses in downturns while lagging growth funds (which own more highly valued stocks) only somewhat during bull periods. Because of their steady results, value funds make ideal core holdings."

                                 -- Individual Investor, November 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

During the challenging and volatile market environment that prevailed throughout Putnam Growth and Income Fund II's fiscal 1998, your fund delivered a total return consistent with the stock market's long-term performance. While some might find this result somewhat restrained in terms of the market's runaway performance in recent years, it speaks well for the fund's strategy of seeking long-term growth through attractively priced stocks of companies undergoing positive change.

Rather than pursuing investments that offer instant gratification, Fund Manager Anthony Kreisel looks for those that should deliver solid long-term results. For example, during the recent market decline, he was able to acquire a number of technology stocks at significantly reduced prices. These are holdings that he is confident shareholders will be able to look back on with satisfaction.

In the following report, Tony discusses fiscal 1998 performance and shares some of his expectations for the market and economic environment in the months to come.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999



Report from the Fund Manager
Anthony I. Kreisel

In spite of unusual volatility in the stock market, Putnam Growth and Income Fund II posted solid gains in its fiscal year, which ended November 30, 1998. After experiencing sharp declines in July and August, the undervalued large-company stocks in which the fund invests recovered, with many of them approaching new highs again in November. In contrast with their performance earlier in the year, value stocks generally kept pace with the broader market during the recovery. This trend represents a welcome change from the period prior to July, which was characterized by the dramatic gains of a small number of large-cap growth stocks. For the year ended November 30, the fund's class A shares gained 10.97% at NAV (4.57% at POP). For long-term performance results and returns for other share classes, please turn to the performance summary that begins on page 9 of this report.

* EARNINGS UNCERTAINTY PLAGUES STOCKS

Although your fund's return for its 1998 fiscal year approximates the average annual return that the stock market has earned over long periods, 1998 was hardly an average year. Following the global business slowdown that began in late 1997, economists, security analysts, and investors struggled to forecast growth rates and corporate profit margins. Month after month, U.S. economic reports showed continuing domestic growth even as corporate profit margins were shrinking. Large-company stocks were hit hardest during the summer, when Russia's decision to restructure its foreign debts prompted global investors to reduce their overall equity holdings including U.S. stocks.

Our analysis of these conditions recommended cautious confidence. A U.S. recession was unlikely, we believed, because of healthy corporate balance sheets and continuing consumer spending. Meanwhile, both fiscal and monetary policy tools were available to counter any shocks. As we executed our investment process, which seeks established companies priced below their long-term worth and experiencing positive internal change, we encountered many new buying opportunities. Stocks that combine "cheapness and change," in our view, are well positioned to perform competitively over the long term while being subject to less risk than the overall stock market. Our confidence allowed us to take advantage of lower stock prices at the same time that competitive pressures were forcing companies to adopt positive changes. The market's recovery since September and the performance of many of the fund's holdings, we believe, have proved the merits of our independent research process. We guard, as ever, against volatility, but the Federal Reserve Board has reassured the market with its decisions to cut interest rates three times this past autumn.

* FUND SEIZES OPPORTUNITIES IN TECHNOLOGY

Because technology stocks are often quite expensive, a value fund such as yours does not often concentrate holdings in this sector. However, technology came under unusual pressure early in the fiscal year and presented us with a number of opportunities. Declining capital spending in Asia and a build-up of domestic computer inventories dealt a one-two punch to the tech sector and many stocks suffered a steep decline. Our research, however, affirmed our confidence in the industry's long-term potential, and so we decided to add to existing holdings and establish some new positions.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance
and finance               23.6%

Utilities                 13.0%

Oil and gas                9.5%

Pharmaceuticals            8.5%

Electronics and
electrical equipment       6.5%

Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.


IBM and Texas Instruments are long-term fund holdings with relatively low valuations and attractive stories of internal change. IBM, for example, has become a more formidable competitor in computer services during recent years and has been following through on one of the largest share repurchase programs among all U.S. companies. Texas Instruments has shrewdly moved from the glutted market for DRAM computer chips and defense contracting to an emerging field of technology, digital signal processors. These innovative devices convert analog data to digital commands and will have applications for much broader use than other computer chips. While subject to the market's overall volatility, both IBM and Texas Instruments rallied strongly during advances this year.

Our research also gave us upbeat expectations for Sun Microsystems and Intel. In early 1998, Sun was under pressure because analysts feared competition for its UNIX operating system, while Intel's industry dominance was imperiled by the rise of cheaper memory chips for use in PCs priced below $1,000. We liked Sun because the computer servers it manufactures are in strong demand from Internet service providers, and Intel, we believe, responded appropriately to the changing competitive environment. Both stocks have performed well in the last few months of the fiscal year and we have looked for opportunities to take profits. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* LONG-TERM HOLDINGS EXECUTE INTERNAL CHANGES

As we mentioned above, we perform extensive company-by-company research to identify corporations that are enacting positive changes that can make them leaders in their respective industries and boost their earnings growth in coming years. Two long-term holdings have begun to harvest the fruits of change this year. Under new executive leadership this year, Pharmacia & Upjohn, one of the fund's top 10 holdings, has cleared many obstacles. It has impressive new drugs in its product pipeline and is now beginning to earn the higher price multiples characteristic of other global pharmaceutical companies. We are monitoring it to make sure it still fits our value parameters.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Xerox Corp.
Business equipment and services

BankAmerica Corp.
Insurance and finance

IBM Corp.
Computer services and software

Merck & Co., Inc.
Pharmaceuticals

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Citigroup, Inc.
Insurance and finance

Texas Instruments, Inc.
Electronics and electrical equipment

Philip Morris Cos., Inc.
Consumer non durables

AT&T Corp.
Utilities

Exxon Corp.
Oil and gas

Footnote reads:
These holdings represent 20.7% of the fund's net assets as of 11/30/98. Portfolio holdings will vary over time.


AT&T Corporation, after setbacks in recent years, has made progress on several fronts, attacking its bloated cost structure and concentrating its business development on highly profitable areas. It has laid out a clear strategy for expanding its Internet services by gaining access to household subscribers through its acquisitions of Tele-Communications, Inc. and Teleport Communications. A joint effort with British Telecom should enable AT&T to expand its international distribution. The stock has already responded favorably to these moves and we are confident that AT&T will be able to flex its muscles in coming years.

* ECONOMY STABLE BUT PROFIT GROWTH UNCERTAIN

As we look ahead to 1999, we have reason for both optimism and caution. The overall economic situation is favorable with growth, low inflation, and low interest rates, but the unclear picture for corporate profits and continuing recessions abroad leave U.S. stocks vulnerable to volatility. Before the market can advance meaningfully, investors will need greater confidence in the long-term outlook for corporate profits, which may take a few more quarters to clarify. For your fund, though, improved relative performance since the summer slump is cause for optimism. Investors seem to be appraising the relative attractiveness of undervalued, dividend-paying stocks more appropriately. As international markets work through their imbalances in the coming year, the stage could be set for stronger global economic growth. Since many of the fund's holdings tend to do well during upswings in the business cycle, this could bode well for the fund in fiscal 1999.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth and Income Fund II is designed for investors seeking primarily capital growth but also current income potential through common stocks.

TOTAL RETURN FOR PERIODS ENDED 11/30/98

                      Class A         Class B          Class M
(inception date)     (1/5/95)        (1/5/95)         (1/5/95)
                    NAV     POP     NAV     CDSC     NAV     POP
------------------------------------------------------------------------
1 year            10.97%    4.57%   10.07%   5.07%     10.37%     6.49%
------------------------------------------------------------------------
Life of fund     121.46   108.74   114.92  111.92     117.13    109.52
Annual average    22.61    20.77    21.67   21.24      21.99     20.88
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                   S&P 500(registered trademark)    Consumer
                         Index                    Price Index
------------------------------------------------------------------------
1 year                   23.66%                      1.55%
------------------------------------------------------------------------
Life of fund            174.28                       9.55
Annual average           29.40                       2.36
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Class A and class M share performance is shown at public offering price and reflects the current maximum sales charge of 5.75% for class A shares and 3.50% for class M shares. Class B share performance reflects the applicable contingent deferred sales charge, the maximum being 5%, if shares were redeemed on 11/30/98. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of a $10,000 investment since 1/5/95

                 Fund's class A      S&P 500      Consumer Price
Date             shares at POP        Index           Index

1/5/95               9,425            10,000          10,000
11/30/95            12,311            13,498          10,261
11/30/96            15,383            17,259          10,595
11/30/97            18,811            22,180          10,788
11/30/98           $20,874           $27,428         $10,955


Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $21,492 ($21,192 with a redemption at the end of the period); a $10,000 investment in the fund's class M shares would have been valued at $21,713 ($20,952 at public offering price).



PRICE AND DISTRIBUTION INFORMATION
12 months ended 11/30/98

                              Class A          Class B          Class M
------------------------------------------------------------------------
Distributions (number)           4                4                4
------------------------------------------------------------------------
Income                        $0.139           $0.034           $0.066
------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------
Long-term                      0.733            0.733            0.733
------------------------------------------------------------------------
Short-term                     0.646            0.646            0.646
------------------------------------------------------------------------
  Total                       $1.518           $1.413           $1.445
------------------------------------------------------------------------
Share value:                NAV        POP       NAV     NAV        POP
------------------------------------------------------------------------
11/30/97                  $14.87     $15.78    $14.77  $14.81     $15.35
------------------------------------------------------------------------
11/30/98                   14.82      15.72     14.70   14.75      15.28
------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                    Class A           Class B          Class M
(inception date)   (1/5/95)          (1/5/95)         (1/5/95)
                  NAV     POP       NAV     CDSC     NAV     POP
------------------------------------------------------------------------
1 year          12.46%    5.96%   11.57%     6.57%  11.86%     7.99%
------------------------------------------------------------------------
Life of fund   127.16   114.11   120.21    117.21  122.60    114.80
Annual average  22.83    21.02    21.88     21.46   22.21     21.12
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Stock Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Report of independent accountants
For the fiscal year ended November 30, 1998

To the Trustees and Shareholders of
Putnam Growth and Income Fund II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Growth and Income Fund II (the "fund") at November 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 1999




Portfolio of investments owned
November 30, 1998

COMMON STOCKS (98.6%) (a)
NUMBER OF SHARES                                                                       VALUE
Aerospace and Defense (0.7%)
--------------------------------------------------------------------------------------------
     260,305     Raytheon Co. Class A                                        $    14,235,430
     110,000     Raytheon Co. Class B                                              6,091,250
                                                                              --------------
                                                                                  20,326,680

Automotive (3.2%)
--------------------------------------------------------------------------------------------
     169,300     Dana Corp.                                                        6,602,700
     598,740     Ford Motor Co.                                                   33,080,385
     464,915     General Motors Corp.                                             32,544,050
     379,225     Goodyear Tire & Rubber Co. (The)                                 21,521,019
                                                                              --------------
                                                                                  93,748,154

Basic Industrial Products (1.8%)
--------------------------------------------------------------------------------------------
     637,720     Deere (John) & Co.                                               22,280,343
     375,700     Minnesota Mining & Manufacturing Co.                             30,173,406
                                                                              --------------
                                                                                  52,453,749

Business Equipment and Services (2.7%)
--------------------------------------------------------------------------------------------
     178,130     Pitney Bowes, Inc.                                                9,975,280
     622,436     Xerox Corp.                                                      66,911,870
                                                                              --------------
                                                                                  76,887,150

Chemicals (2.4%)
--------------------------------------------------------------------------------------------
     668,600     du Pont (E.I.) de Nemours & Co., Ltd.                            39,280,250
     347,014     Eastman Chemical Co.                                             20,105,124
     587,210     Witco Chemical Corp.                                             11,193,691
                                                                              --------------
                                                                                  70,579,065

Communications (0.7%)
--------------------------------------------------------------------------------------------
     534,755     MediaOne Group Inc. (NON)                                        21,657,578

Computer Equipment (2.2%)
--------------------------------------------------------------------------------------------
   1,210,275     Compaq Computer Corp.                                            39,333,938
     332,770     Sun Microsystems, Inc. (NON)                                     24,645,778
                                                                              --------------
                                                                                  63,979,716

Computer Services and Software (2.2%)
--------------------------------------------------------------------------------------------
     391,197     IBM Corp.                                                        64,547,505

Consumer Durable Goods (0.9%)
--------------------------------------------------------------------------------------------
     720,400     Hasbro, Inc.                                                     25,259,025

Consumer Non Durables (4.0%)
--------------------------------------------------------------------------------------------
     235,320     Clorox Co.                                                       26,135,228
     363,370     Colgate-Palmolive Co.                                            31,113,556
   1,045,265     Philip Morris Cos., Inc.                                         58,469,511
                                                                              --------------
                                                                                 115,718,295

Electronics and Electrical Equipment (6.5%)
--------------------------------------------------------------------------------------------
     389,985     Emerson Electric Co.                                             25,349,025
     233,685     General Electric Co.                                             21,148,493
     429,595     Intel Corp.                                                      46,235,162
     520,755     Motorola, Inc.                                                   32,286,810
      57,900     Rockwell International Corp.                                      2,833,481
     797,230     Texas Instruments, Inc.                                          60,888,441
                                                                              --------------
                                                                                 188,741,412

Environmental Control (0.5%)
--------------------------------------------------------------------------------------------
     337,635     Waste Management, Inc.                                           14,476,101

Food and Beverages (5.1%)
--------------------------------------------------------------------------------------------
     551,680     Anheuser-Busch Cos., Inc.                                        33,445,600
     280,160     General Mills, Inc.                                              21,152,080
     394,675     Heinz (H.J.) Co.                                                 23,014,486
     349,670     Sara Lee Corp.                                                   20,411,986
     357,615     The Quaker Oats Co.                                              21,948,621
   1,184,445     Whitman Corp.                                                    26,798,068
                                                                              --------------
                                                                                 146,770,841

Forest Products (0.8%)
--------------------------------------------------------------------------------------------
     688,860     Boise Cascade Corp.                                              21,828,251

Insurance and Finance (23.6%)
--------------------------------------------------------------------------------------------
     252,445     Aetna Inc.                                                       19,517,154
     600,020     Allstate Corp.                                                   24,450,815
     180,205     American Express Co.                                             18,031,763
     516,790     American General Corp.                                           36,401,396
     361,195     AON Corp.                                                        20,813,862
     801,929     Bank One Corp.                                                   41,148,982
   1,001,105     BankAmerica Corp.                                                65,259,532
     676,590     BankBoston Corp.                                                 28,163,059
     409,070     Chase Manhattan Corp.                                            25,950,378
     490,193     CIGNA Corp.                                                      38,143,143
   1,224,007     Citigroup, Inc.                                                  61,429,851
     481,860     Fannie Mae                                                       35,055,315
     231,970     First Union Corp.                                                14,092,178
     519,450     Fleet Financial Group, Inc.                                      21,654,572
     684,505     Lehman Brothers Holding, Inc.                                    34,182,468
     384,690     Mercantile Bancorpation, Inc.                                    16,950,403
     369,005     Merrill Lynch & Co., Inc.                                        27,675,375
     305,655     Morgan (J.P.) & Co., Inc.                                        32,666,878
     333,280     National City Corp.                                              22,413,080
     457,230     PNC Bank Corp.                                                   23,575,922
     214,885     Summit Bancorp                                                    8,984,879
     235,500     The Equitable Companies, Inc.                                    13,011,375
     586,760     Washington Mutual, Inc.                                          22,736,950
     880,700     Wells Fargo Co.                                                  31,705,200
                                                                              --------------
                                                                                 684,014,530

Medical Supplies and Devices (1.3%)
--------------------------------------------------------------------------------------------
     594,735     Baxter International, Inc.                                       37,802,843

Oil and Gas (9.5%)
--------------------------------------------------------------------------------------------
     571,250     Atlantic Richfield Co.                                           37,988,125
     299,504     British Petroleum PLC ADR (United Kingdom)                       27,591,806
     340,465     Chevron, Inc.                                                    28,471,386
     677,528     Coastal Corp.                                                    23,628,789
     263,000     Conoco, Inc. (NON)                                                6,229,813
     626,693     Exxon Corp.                                                      47,041,143
     555,560     Halliburton Co.                                                  16,319,575
     530,395     Kerr-McGee Corp.                                                 20,950,603
     353,840     Mobil Corp.                                                      30,496,585
     737,165     Sonat, Inc.                                                      21,884,586
     608,365     Tosco Corp.                                                      15,893,536
                                                                              --------------
                                                                                 276,495,947

Packaging and Containers (1.1%)
--------------------------------------------------------------------------------------------
     950,400     Owens-Illinois, Inc. (NON)                                       30,531,600

Pharmaceuticals (8.5%)
--------------------------------------------------------------------------------------------
     859,329     American Home Products Corp.                                     45,759,269
     371,500     Bristol-Myers Squibb Co.                                         45,531,969
     334,230     Johnson & Johnson                                                27,156,188
     411,375     Merck & Co., Inc.                                                63,711,703
   1,211,655     Pharmacia & Upjohn, Inc.                                         63,081,788
                                                                              --------------
                                                                                 245,240,917

Photography (0.9%)
--------------------------------------------------------------------------------------------
     347,830     Eastman Kodak Co.                                                25,239,414

Publishing (1.4%)
--------------------------------------------------------------------------------------------
     166,745     McGraw-Hill, Inc.                                                14,923,678
     446,205     Times Mirror Co. Class A                                         26,158,768
                                                                              --------------
                                                                                  41,082,446

Restaurants (0.7%)
--------------------------------------------------------------------------------------------
     295,145     McDonald's Corp.                                                 20,678,597

Retail (3.4%)
--------------------------------------------------------------------------------------------
     357,700     Federated Department Stores, Inc. (NON)                          14,911,619
   1,433,170     K mart Corp. (NON)                                               21,855,843
     379,900     Penney (J.C.) Co., Inc.                                          20,894,500
     538,590     Sears, Roebuck & Co.                                             25,549,363
     799,335     Toys R Us (NON)                                                  15,786,866
                                                                              --------------
                                                                                  98,998,191

Transportation (1.5%)
--------------------------------------------------------------------------------------------
     632,067     Burlington Northern Santa Fe Corp.                               21,490,278
   1,054,515     Southwest Airlines Co.                                           22,672,073
                                                                              --------------
                                                                                  44,162,351

Utilities (13.0%)
--------------------------------------------------------------------------------------------
     379,560     ALLTEL Corp.                                                     20,116,680
     764,915     American Telephone & Telegraph Corp.                             47,663,766
     360,755     Ameritech Corp.                                                  19,525,864
     525,175     Consolidated Edison, Inc.                                        26,685,455
     491,380     Dominion Resources, Inc.                                         22,695,614
     385,000     Duke Energy Corp.                                                24,086,563
     725,700     Edison International                                             19,956,750
     839,205     Entergy Corp.                                                    24,599,197
     620,305     GTE Corp.                                                        38,458,910
     868,050     SBC Communications, Inc.                                         41,612,147
     345,195     Sprint Corp.                                                     25,112,944
     506,590     Texas Utilities Co.                                              22,574,917
     688,507     U S West, Inc.                                                   42,859,561
                                                                              --------------
                                                                                 375,948,368
                                                                              --------------
                 Total Common Stocks (cost $2,532,892,724)                    $2,857,168,726

CONVERTIBLE PREFERRED STOCKS (0.4%) (a) (cost $10,548,816)
NUMBER OF SHARES                                                                       VALUE
--------------------------------------------------------------------------------------------
     181,485     MediaOne Group Inc. $6.25 cv. pfd. (NON)                     $   10,185,838

SHORT-TERM INVESTMENTS (1.6%)(a)
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
 $25,000,000     Eureka Securitization, effective yield of 5.17%,
                   December 7, 1998                                           $   24,978,458
   2,000,000     Metlife Funding Inc., effective yield of 5.13%,
                   December 3, 1998                                                1,999,430
  20,198,000     Interest in $525,650,000 joint repurchase agreement
                   dated November 30, 1998 with SBC Warburg due
                   December 1, 1998 with respect to various U.S. Treasury
                   obligations -- maturity value of $20,200,974 for an
                   effective yield of 5.30%                                       20,200,974
                                                                              --------------
                 Total Short-Term Investments (cost $47,178,862)              $   47,178,862
--------------------------------------------------------------------------------------------
                 Total Investments (cost $2,590,620,402) (b)                  $2,914,533,426
--------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,897,647,650.

  (b) The aggregate identified cost on a tax basis is $2,595,994,091, resulting in gross unrealized appreciation and depreciation of $461,686,481 and $143,147,146, respectively, or net unrealized appreciation of $318,539,335.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.






Statement of assets and liabilities
November 30, 1998
Assets
--------------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,590,620,402) (Note 1)                                                 $2,914,533,426
--------------------------------------------------------------------------------------------------------
Dividends and other receivables                                                                5,428,039
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                         2,919,456
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                 8,234,039
--------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                        42,036
--------------------------------------------------------------------------------------------------------
Total assets                                                                               2,931,156,996

Liabilities
--------------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                               2,685,246
--------------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                            520,892
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                              21,013,597
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                     3,336,765
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                   3,432,050
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       262,025
--------------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                    27,488
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       5,293
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                         1,887,127
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                           338,863
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                             33,509,346
--------------------------------------------------------------------------------------------------------
Net assets                                                                                $2,897,647,650

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                           $2,349,717,596
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                        224,017,030
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                   323,913,024
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                                $2,897,647,650

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,241,384,005 divided by 83,742,280 shares)                                                     $14.82
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.82)*                                           $15.72
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,480,683,080 divided by 100,709,265 shares)**                                                  $14.70
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($169,631,239 divided by 11,498,965 shares)                                                       $14.75
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.75)*                                           $15.28
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class Y share
($5,949,326 divided by 401,047 shares)                                                            $14.83
--------------------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.






Statement of operations
Year ended November 30, 1998

Investment income:
--------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $95,373)                                                   $ 51,521,500
--------------------------------------------------------------------------------------------------------
Interest                                                                                       2,648,150
--------------------------------------------------------------------------------------------------------
Total investment income                                                                       54,169,650

Expenses:
--------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                              14,029,026
--------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                 4,058,860
--------------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                                41,179
--------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                  30,865
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                          2,923,345
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                         13,964,675
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                          1,223,756
--------------------------------------------------------------------------------------------------------
Amortization of organization costs (Note 1)                                                       14,189
--------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                          163,229
--------------------------------------------------------------------------------------------------------
Registration fees                                                                                126,153
--------------------------------------------------------------------------------------------------------
Auditing                                                                                          68,660
--------------------------------------------------------------------------------------------------------
Legal                                                                                             21,845
--------------------------------------------------------------------------------------------------------
Postage                                                                                          453,448
--------------------------------------------------------------------------------------------------------
Other                                                                                            390,419
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                37,509,649
--------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                      (487,175)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                  37,022,474
--------------------------------------------------------------------------------------------------------
Net investment income                                                                         17,147,176
--------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                             238,908,465
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                                     5,190,262
--------------------------------------------------------------------------------------------------------
Net gain on investments                                                                      244,098,727
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        $261,245,903
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                             Year ended November 30
                                                                      ----------------------------------
                                                                                 1998               1997
--------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                  $   17,147,176     $   19,766,887
--------------------------------------------------------------------------------------------------------
Net realized gain on investments                                          238,908,465        220,726,778
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                  5,190,262        144,052,724
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      261,245,903        384,546,389
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                               (11,930,300)       (12,425,842)
--------------------------------------------------------------------------------------------------------
    Class B                                                                (4,389,527)        (8,358,230)
--------------------------------------------------------------------------------------------------------
    Class M                                                                  (840,741)        (1,304,870)
--------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                               (97,636,949)       (36,557,662)
--------------------------------------------------------------------------------------------------------
    Class B                                                              (116,758,295)       (44,191,902)
--------------------------------------------------------------------------------------------------------
    Class M                                                               (14,114,976)        (5,533,255)
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         436,621,079        673,059,214
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                              452,196,194        949,233,842

Net assets
--------------------------------------------------------------------------------------------------------
Beginning of year                                                       2,445,451,456      1,496,217,614
--------------------------------------------------------------------------------------------------------
End of year (including undistributed net
investment income of $-- and --, respectively)                         $2,897,647,650     $2,445,451,456
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
Per-share                                                                                                           Jan. 5, 1995+
operating performance                                                         Year ended November 30                 to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $14.87           $13.11           $11.01            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .15(c)           .19(c)           .23              .15
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.32             2.52             2.41             2.45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                 1.47             2.71             2.64             2.60
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.14)            (.20)            (.21)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.38)            (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.52)            (.95)            (.54)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $14.82           $14.87           $13.11           $11.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            10.97            22.29            24.95            30.62*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $1,241,384       $1,051,276         $637,204         $250,328
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .96             1.00             1.09             1.35*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.04             1.40             1.92             2.03*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               81.62            74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 For the period
Per-share                                                                                                          Jan. 5, 1995+
operating performance                                                         Year ended November 30                to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $14.77           $13.03           $10.96            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .04(c)           .09(c)           .15              .11
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.30             2.51             2.39             2.42
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                 1.34             2.60             2.54             2.53
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.03)            (.11)            (.14)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.38)            (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.41)            (.86)            (.47)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $14.70           $14.77           $13.03           $10.96
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            10.07            21.42            23.98            29.72*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $1,480,683       $1,242,817         $763,438         $259,789
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.71             1.75             1.84             2.03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .29              .65             1.17             1.36*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               81.62            74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For the period
Per-share                                                                                                          Jan. 5, 1995+
operating performance                                                         Year ended November 30                to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $14.81           $13.06           $10.98            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .08(c)           .13(c)           .18              .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.31             2.51             2.39             2.43
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                 1.39             2.64             2.57             2.55
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.07)            (.14)            (.16)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.38)            (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.45)            (.89)            (.49)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $14.75           $14.81           $13.06           $10.98
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            10.37            21.73            24.28            30.04*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $169,631         $151,359          $95,576          $33,406
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.46             1.50             1.59             1.80*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .54              .90             1.42             1.58*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               81.62            74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                           Oct 1, 1998+
operating performance                                                                                                to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $12.69
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .03(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      2.11
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                                                                    2.14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $14.83
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                               16.86*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $5,949
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .12*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                1.82*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  81.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
November 30, 1998

Note 1
Significant accounting policies

Putnam Growth and Income Fund II, the ("fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class M and class Y shares. Effective October 1, 1998, the fund began offering Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended November 30, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and organization costs. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 1998, the fund reclassified $13,392 to increase undistributed net investment income and $13,392 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $74,298. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At November 30, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1998, fund expenses were reduced by $487,175 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,320 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, and 0.75% of the average net assets attributable to class A, class B, and class M shares respectively.

For the year ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,145,486 and $73,547 from the sale of class A and class M shares, respectively and received $2,233,445 in contingent deferred sales charges from redemptions of class B. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $7,582 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $2,427,894,171 and $2,198,093,052, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

                                    Year ended
                                 November 30, 1998
----------------------------------------------------
Class A                       Shares          Amount
----------------------------------------------------
Shares sold               20,442,932    $292,893,989
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              7,775,781     105,381,506
----------------------------------------------------
                          28,218,713     398,275,495

Shares
repurchased              (15,156,694)   (215,190,365)
----------------------------------------------------
Net increase              13,062,019    $183,085,130
----------------------------------------------------

                                    Year ended
                                 November 30, 1997
----------------------------------------------------
Class A                       Shares          Amount
----------------------------------------------------
Shares sold               31,912,148    $434,634,472
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              3,784,210      46,863,432
----------------------------------------------------
                          35,696,358     481,497,904

Shares
repurchased              (13,613,217)   (185,945,372)
----------------------------------------------------
Net increase              22,083,141    $295,552,532
----------------------------------------------------

                                    Year ended
                                 November 30, 1998
----------------------------------------------------
Class B                       Shares          Amount
----------------------------------------------------
Shares sold               23,784,618    $338,432,197
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              8,487,949     114,094,241
----------------------------------------------------
                          32,272,567     452,526,438

Shares
repurchased              (15,729,296)   (221,639,841)
----------------------------------------------------
Net increase              16,543,271    $230,886,597
----------------------------------------------------

                                    Year ended
                                 November 30, 1997
----------------------------------------------------
Class B                       Shares          Amount
----------------------------------------------------
Shares sold               30,995,406    $418,909,565
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              4,093,460      49,913,988
----------------------------------------------------
                          35,088,866     468,823,553

Shares
repurchased               (9,505,745)   (129,716,865)
----------------------------------------------------
Net increase              25,583,121    $339,106,688
----------------------------------------------------

                                    Year ended
                                 November 30, 1998
----------------------------------------------------
Class M                       Shares          Amount
----------------------------------------------------
Shares sold                2,642,075     $37,737,716
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,052,351      14,186,957
----------------------------------------------------
                           3,694,426      51,924,673

Shares
repurchased               (2,415,573)    (34,283,460)
----------------------------------------------------
Net increase               1,278,853     $17,641,213
----------------------------------------------------

                                    Year ended
                                 November 30, 1997
----------------------------------------------------
Class M                       Shares          Amount
----------------------------------------------------
Shares sold                3,870,639     $52,464,122
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                525,237       6,444,001
----------------------------------------------------
                           4,395,876      58,908,123

Shares
repurchased               (1,492,876)    (20,508,129)
----------------------------------------------------
Net increase               2,903,000     $38,399,994
----------------------------------------------------

                                For the period
                                October 1, 1998
                                (commencement of
                                operations) to
                                November 30, 1998
----------------------------------------------------
Class Y                       Shares          Amount
----------------------------------------------------
Shares sold                  482,326      $6,175,945
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     --              --
----------------------------------------------------
                             482,326       6,175,945

Shares
repurchased                  (81,279)     (1,167,806)
----------------------------------------------------
Net increase                 401,047      $5,008,139
----------------------------------------------------


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $197,239,486 as capital gain for its taxable year ended November 30, 1998.

The fund has designated 83.71% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice President
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Growth and Income Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

AN023-48660 949/990/096 1/99


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Growth and Income Fund II
Supplement to Annual Report dated November 30, 1998

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans, including corporate IRAs, investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, class B, and class M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
for periods ended 11/30/98:                              NAV

1 year                                                 15.30%
Life of fund (since class A inception, 1/5/95)        124.08
Annual average                                         22.97
----------------------------------------------------------------------------
Share value:                                             NAV

October 1, 1998                                       $12.69
November 30, 1998                                     $14.83
----------------------------------------------------------------------------
Distributions:     No.       Income        Capital gains       Total
                    1        0.069             1.135           1.204
----------------------------------------------------------------------------
Past performance is not indicative of future results. Class Y shares are offered without an initial sales charge or CDSC. The class Y share returns shown for periods before their inception (10/1/98) are derived from the historical performance of class A shares for such periods, but have not been adjusted to reflect differences in expenses, which are lower for class Y shares than for class A shares. All returns assume reinvestment of distributions at NAV. Investment return will fluctuate and may involve the loss of principal. Performance of other share classes will vary. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.